Document and Entity Information	Apr. 07, 2025
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2024
Registrant Name	Fidelity Investment Trust
Central Index Key	0000744822
Investment Company Type	N-1A
Amendment Flag	false